Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - MXN ($) $ in Thousands	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 649,820	$ 213,697	$ 177,383	$ 230,855
Cash on hand in banks [Member]
Cash and cash equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	629,146	96,008
Time deposits [Member]
Cash and cash equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 20,674	$ 117,689